Employee benefit obligations - Ranges of assumptions (Details) - Ardagh Group S.A. - Defined benefit plan	Dec. 31, 2018	Dec. 31, 2017
United States
Assumptions and sensitivities
Rates of inflation	2.50%	2.50%
Discount rates	4.50%	3.80%
United States | Minimum
Assumptions and sensitivities
Rates of increase in salaries	1.50%	2.00%
United States | Maximum
Assumptions and sensitivities
Rates of increase in salaries	3.00%	3.00%
Germany
Assumptions and sensitivities
Rates of inflation	1.50%	1.50%
Rates of increase in salaries	2.50%	2.50%
Germany | Minimum
Assumptions and sensitivities
Discount rates	1.88%	1.68%
Germany | Maximum
Assumptions and sensitivities
Discount rates	2.25%	2.24%
United Kingdom
Assumptions and sensitivities
Rates of inflation	3.15%	3.10%
Rates of increase in salaries	2.15%	2.60%
Discount rates		2.70%
United Kingdom | Minimum
Assumptions and sensitivities
Discount rates	2.90%
United Kingdom | Maximum
Assumptions and sensitivities
Discount rates	2.95%